Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	$ 2,707	$ 4,250
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	80	42
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	74	871
Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	305	342
Real Estate - Residential [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	2,121	2,770
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	88	102
Loans 90 Days or More Past Due [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	783	2,246
Loans 90 Days or More Past Due [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	34
Loans 90 Days or More Past Due [Member] | Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans		794
Loans 90 Days or More Past Due [Member] | Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	195	342
Loans 90 Days or More Past Due [Member] | Real Estate - Residential [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	541	1,097
Loans 90 Days or More Past Due [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	$ 13	$ 13